Putnam Investments, LLC
                                                     One Post Office Square
                                                     Boston, MA 02109
                                                     June 4, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Funds Trust (Reg. No. 333-515) (811-7513) (the "Trust")
    Putnam International Fund 2000, Putnam International Core Fund,
    Putnam Mid Cap Fund 2000, Putnam Technology Fund (the "Funds") Post-Effective Amendment No. 42 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 42 to the Funds' Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on May 30, 2001.

Comments or questions concerning this certificate may be directed to Beth Werths at 1-800-225-2465, ext. 11913.

                                             \Very truly yours,

                                             Putnam Funds Trust
                                             Putnam International Fund 2000
                                             Putnam International Core Fund
                                             Putnam Mid Cap Fund 2000
                                             Putnam Technology Fund

                                             /s/ Gordon H. Silver
                                         By: __________________________________
                                             Gordon H. Silver
                                             Vice President


cc:  Jason Pogorelec, Esq.